Non-current and current financial debts - Maturity of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,648	$ 4,080
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,690	4,107
Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	107	114
Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	500	1,743
Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,083	2,250
Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(42)	(27)
Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Borrowings	4,638	4,073
Nominal amount - Current and non-current financial debt | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,680	4,100
Nominal amount - Current and non-current financial debt | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	97	107
Nominal amount - Current and non-current financial debt | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	500	1,743
Nominal amount - Current and non-current financial debt | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,083	2,250
Nominal amount - Current and non-current financial debt | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(42)	(27)
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	10	7
Derivatives | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	10	7
Derivatives | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	10	7
Derivatives | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0